Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Separation-related adjustments

	As of December 31, 2021	Separation- Related Adjustment	As of January 1, 2022
Assets
Current:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivables	220,000	—	220,000
Other current assets	6,274,397	(8,567)	6,265,830

Total current assets	20,870,920	(8,575)	20,862,345

Capitalized software, net	699,753	(699,753)	—

Total assets	$21,570,673	$(708,328)	$20,862,345

Liabilities and Net Parent Equity
Current:
Accounts payable	877,641	(718,232)	159,409
Related party payables	8,642,340	1,110,032	9,752,372
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	(94,361)	521,795

Total current liabilities	10,168,363	265,213	10,433,576

Other noncurrent payables	702,921	(297,921)	405,000

	10,871,284	(32,708)	10,838,576

	As of December 31, 2021	Separation- Related Adjustment	As of January 1, 2022
Net parent equity
Net parent investment	10,731,615	(707,846)	10,023,769
Accumulated other comprehensive income/ (loss)	(32,226)	32,226	—

Total net parent equity	10,699,389	(675,620)	10,023,769

Total liabilities and net parent equity	$21,570,673	$(708,328)	$20,862,345

Schedule of Restricted Stock Units ("RSUs"), valuation assumptions

May 9, 2022
(as restated)
Share Price (SO) - US$	$11.32
Maturity Date	05/09/27
Time (T) - Years	4.98
Strike Price (X)	$—
Risk-free Rate (r)	2.95%
Volatility ( s )	47.17%
Dividend Yield (q)	0.00%
RSU Value (US$)	$17.01

Summary of Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	Three Months Ended September 30,		Nine Months Ended September 30,
Segments	2022	2021	2022	2021
		(as restated)		(as restated)
eVTOL
Research and development expenses	$(12,297,904)	$(2,791,242)	$(28,183,054)	$(6,182,696)
UATM
Research and development expenses	(1,524,028)	(14,713)	(4,299,873)	(453,722)
Service and Support
Research and development expenses	(476,993)	—	(1,347,963)	—
Total allocated expenses	(14,298,925)	(2,805,955)	(33,830,890)	(6,636,418)
Unallocated amounts
Selling, general and administrative/New Warrants expenses	(24,269,275)	(939,106)	(128,668,241)	(3,265,612)

Loss from operations	$(38,568,200)	$(3,745,061)	$(162,499,131)	$(9,902,030)

The information provided to the CODM are as
fol
lows:

	Year Ended December 31,
	2021	2020	2019
	As Restated
Segments R&D expenses
eVTOL	$(11,207,794)	$(7,583,456)	$(5,255,068)
UATM	(2,071,986)	(774,587)	(692,226)

Total segments expenses	(13,279,780)	(8,358,043)	(5,947,294)
Corporate/Unallocated amounts
Selling, general and administrative	(4,898,942)	(1,233,876)	(1,739,815)
Loss from operations	(18,178,722)	(9,591,919)	(7,687,109)
Financial and foreign exchange gain, net	(77,147)	(34,023)	1,590

Loss before income taxes	$(18,255,869)	$(9,625,942)	$(7,685,519)